STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - Enpro Inc. Retirement Savings Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investment income (loss):
Net appreciation (depreciation) of investments	$ 47,948,425	$ 36,820,543	$ 48,184,514
Interest and dividend income	8,537,893	5,887,685	3,126,509
Total investment income (loss)	56,486,318	42,708,228	51,311,023
Interest income on notes receivable from participants	469,660	413,515	269,652
Contributions:
Participants	14,856,344	14,051,863	13,365,234
Employer	10,618,060	9,980,259	9,646,500
Rollovers	6,373,034	2,956,414	1,393,001
Total contributions	31,847,438	26,988,536	24,404,735
Total additions (deductions)	88,803,416	70,110,279	75,985,410
DEDUCTIONS FROM NET ASSETS ATTRIBUTED TO:
Benefits paid to participants	43,378,467	42,155,072	42,277,210
Administrative expenses	296,807	332,276	284,037
Total deductions	43,675,274	42,487,348	42,561,247
CHANGE IN NET ASSETS AVAILABLE FOR BENEFITS	45,128,142	27,622,931	33,424,163
TRANSFER OF ASSETS, NET	1,861,036	734,105	25,869,982
NET ASSETS AVAILABLE FOR BENEFITS, BEGINNING OF YEAR	373,149,489	344,792,453	285,498,308
NET ASSETS AVAILABLE FOR BENEFITS, END OF YEAR	$ 420,138,667	$ 373,149,489	$ 344,792,453